PIMCO RAE Global ex-US Fund Expense Example - PIMCO RAE Global ex-US Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,301
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,416
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	766
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	$ 2,010